Note 25 - Current allowances and provisions - Deducted From Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts - trade receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year		$ (45,495)	$ (47,120)
Translation differences		(128)	(12)
Increase due to business combinations	[1]	(899)
(Additional) / reversal allowances		(3,590)	223
Used		1,066	1,414
Values at the end of the year		(49,046)	(45,495)
Allowance for other doubtful accounts - other receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year		(3,479)	(3,206)
Translation differences		(88)	68
Increase due to business combinations	[1]
(Additional) / reversal allowances		(107)	(346)
Used		235	5
Values at the end of the year		(3,439)	(3,479)
Allowance for inventory obsolescence [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year		(222,666)	(245,774)
Translation differences		(452)	(405)
Increase due to business combinations	[1]	(9,179)
(Additional) / reversal allowances		(13,581)	(24,901)
Used		36,768	48,414
Values at the end of the year		$ (209,110)	$ (222,666)

[1]	Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.